[VANGUARD SHIP LOGO /R/]

                                                                                                                                                                      P.O. Box 2600

                                                                                                                                                                      Valley Forge, PA 19482-2600

December 23, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:     Vanguard Trustees’ Equity Fund (the “Trust”)

File No. 2-65955-99

Ladies and Gentlemen:

Enclosed is the 53rd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”).  The purposes of the Amendment are: (1) to change the compensation benchmark for Hansberger Global Investors, Inc., one of the investment advisors to Vanguard International Value Fund, a series of the Trust; and (2) to affect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the 1933 Act, we have designated an effective date of February 23, 2011. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust.  Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2689.

Sincerely,

Nathan M. Will

Associate Counsel

The Vanguard Group, Inc.

cc:  Brion Thompson, Esq.

Securities & Exchange Commission